Business Combination - Transaction Costs (Details) $ in Thousands	May 09, 2024 USD ($)
Reverse Recapitalization [Line Items]
Transaction costs	$ 16,568
Common Class A
Reverse Recapitalization [Line Items]
Transaction costs	14,662
Earnout Shares
Reverse Recapitalization [Line Items]
Transaction costs	$ 1,906